Separate Accounts (Schedule of Fair Value of Separate Account Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Separate Account Investment [Line Items]
Separate account assets	$ 143,536	$ 182,583
Separate Account, Mutual Funds And Collective Investment Trusts [Member]
Fair Value, Separate Account Investment [Line Items]
Separate account assets	142,892	181,766
Separate Account Exchange-traded Funds [Member]
Fair Value, Separate Account Investment [Line Items]
Separate account assets	258	432
Separate Account, Fixed maturity AFS securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate account assets	169	207
Separate Account, Cash and Invested Cash [Member]
Fair Value, Separate Account Investment [Line Items]
Separate account assets	98	54
Separate Account, Other Investments [Member]
Fair Value, Separate Account Investment [Line Items]
Separate account assets	$ 119	$ 124